DERIVATIVE FINANCIAL INSTRUMENTS DERIVATIVE FINANCIAL INSTRUMENTS (Exchange rate derivative contract) (Details) $ in Thousands, € in Millions, R$ in Millions, $ in Millions, $ in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, at fair value	$ (338,144)					$ (183,459)
Forward contract
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, at fair value	(3,999)					(286)
Long | Forward contract
Disclosure of detailed information about financial instruments [line items]
Notional amount		R$ 67.2	€ 39.0		$ 6,400
Long | Argentina, Pesos | Forward contract
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, at fair value	(6,534)					(316)
Long | Brazil, Brazil Real | Forward contract
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, at fair value	(1,514)					0
Long | Euro Member Countries, Euros | Forward contract
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, at fair value	(224)					0
Short | Forward contract
Disclosure of detailed information about financial instruments [line items]
Notional amount		R$ 61.1	€ 5.3	$ 65.7	$ 187
Short | Argentina, Pesos | Forward contract
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, at fair value	(533)					0
Short | Colombia, Pesos | Forward contract
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, at fair value	(17)					0
Short | Brazil, Brazil Real | Forward contract
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, at fair value	(247)					0
Short | Euro Member Countries, Euros | Forward contract
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, at fair value	$ 0					$ (30)